Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Included below are sales and operating data for Delphi’s segments for the years ended December 31, 2014, 2013 and 2012, as well as balance sheet data as of December 31, 2014 and 2013.

	Electrical/Electronic Architecture	Powertrain Systems	Electronics and Safety	Eliminations and Other (1)	Total
	(in millions)
For the Year Ended December 31, 2014:
Net sales	$8,274	$4,535	$2,885	$(195)	$15,499
Depreciation and amortization	$266	$194	$80	$—	$540
Adjusted operating income	$1,060	$518	$347	$—	$1,925
Operating income (2)	$986	$459	$313	$—	$1,758
Equity income (loss), net of tax	$21	$(1)	$—	$—	$20
Net income attributable to noncontrolling interest	$35	$36	$—	$—	$71
Capital expenditures	$326	$315	$89	$49	$779

	Electrical/Electronic Architecture	Powertrain Systems	Electronics and Safety	Eliminations and Other (1)	Total
	(in millions)
For the Year Ended December 31, 2013:
Net sales	$7,972	$4,392	$2,878	$(191)	$15,051
Depreciation and amortization	$237	$188	$74	$—	$499
Adjusted operating income	$982	$470	$327	$—	$1,779
Operating income (3)	$939	$417	$271	$—	$1,627
Equity income (loss), net of tax	$15	$—	$—	$—	$15
Net income attributable to noncontrolling interest	$40	$31	$—	$—	$71
Capital expenditures	$293	$224	$64	$24	$605

	Electrical/Electronic Architecture	Powertrain Systems	Electronics and Safety	Eliminations and Other (1)	Total
	(in millions)
For the Year Ended December 31, 2012:
Net sales	$6,815	$4,631	$2,813	$(189)	$14,070
Depreciation and amortization	$165	$182	$98	$—	$445
Adjusted operating income	$761	$525	$291	$—	$1,577
Operating income (4)	$703	$500	$187	$—	$1,390
Equity income (loss), net of tax	$13	$(3)	$—	$—	$10
Net income attributable to noncontrolling interest	$37	$31	$—	$—	$68
Capital expenditures	$238	$304	$66	$34	$642

(1)	Eliminations and Other includes the elimination of inter-segment transactions.

(2)
Includes charges recorded in 2014 related to costs associated with employee termination benefits and other exit costs of $57 million for Electrical/Electronic Architecture, $55 million for Powertrain Systems and $28 million for Electronics and Safety.

(3)
Includes charges recorded in 2013 related to costs associated with employee termination benefits and other exit costs of $28 million for Electrical/Electronic Architecture, $53 million for Powertrain Systems and $56 million for Electronics and Safety .

(4)
Includes charges recorded in 2012 related to costs associated with employee termination benefits and other exit costs of $49 million for Electrical/Electronic Architecture, $25 million for Powertrain Systems and $89 million for Electronics and Safety.

Reconciliation of Assets from Segment to Consolidated

	Electrical/Electronic Architecture	Powertrain Systems	Electronics and Safety	Eliminations and Other (1)	Total
	(in millions)
Balance as of December 31, 2014:
Investment in affiliates	$64	$65	$—	$(31)	$98
Goodwill	$648	$8	$—	$—	$656
Total segment assets	$5,795	$3,885	$2,064	$(998)	$10,746
Balance as of December 31, 2013:
Investment in affiliates	$48	$72	$—	$(33)	$87
Goodwill	$487	$9	$—	$—	$496
Total segment assets	$5,312	$4,128	$2,018	$(411)	$11,047

(1)	Eliminations and Other includes the elimination of inter-segment transactions.

Schedule of Segment Reporting Adjusted OI to Net Income By Segment
The reconciliation of Adjusted Operating Income to net income attributable to Delphi for the years ended December 31, 2014, 2013 and 2012 are as follows:

	Electrical/Electronic Architecture	Powertrain Systems	Electronics and Safety	Eliminations and Other	Total
	(in millions)
For the Year Ended December 31, 2014:
Adjusted operating income	$1,060	$518	$347	$—	$1,925
Restructuring	(57)	(55)	(28)	—	(140)
Other acquisition and portfolio project costs	(15)	(3)	(2)	—	(20)
Asset impairments	(2)	(1)	(4)	—	(7)
Operating income	$986	$459	$313	$—	1,758
Interest expense					(135)
Other expense, net					(8)
Income from continuing operations before income taxes and equity income					1,615
Income tax expense					(255)
Equity income, net of tax					20
Income from continuing operations					1,380
Income from discontinued operations, net of tax					60
Net income					1,440
Net income attributable to noncontrolling interest					89
Net income attributable to Delphi					$1,351

	Electrical/Electronic Architecture	Powertrain Systems	Electronics and Safety	Eliminations and Other	Total
	(in millions)
For the Year Ended December 31, 2013:
Adjusted operating income	$982	$470	$327	$—	$1,779
Restructuring	(28)	(53)	(56)	—	(137)
Other acquisition and portfolio project costs	(15)	—	—	—	(15)
Operating income	$939	$417	$271	$—	1,627
Interest expense					(143)
Other expense, net					(18)
Income from continuing operations before income taxes and equity income					1,466
Income tax expense					(240)
Equity income, net of tax					15
Income from continuing operations					1,241
Income from discontinued operations, net of tax					60
Net income					1,301
Net income attributable to noncontrolling interest					89
Net income attributable to Delphi					$1,212

	Electrical/Electronic Architecture	Powertrain Systems	Electronics and Safety	Eliminations and Other	Total
	(in millions)
For the Year Ended December 31, 2012:
Adjusted operating income	$761	$525	$291	$—	$1,577
Restructuring	(49)	(25)	(89)	—	(163)
Other acquisition and portfolio project costs	(9)	—	—	—	(9)
Asset impairments	—	—	(15)	—	(15)
Operating income	$703	$500	$187	$—	1,390
Interest expense					(136)
Other income, net					5
Income from continuing operations before income taxes and equity income					1,259
Income tax expense					(174)
Equity income, net of tax					10
Income from continuing operations					1,095
Income from discontinued operations, net of tax					65
Net income					1,160
Net income attributable to noncontrolling interest					83
Net income attributable to Delphi					$1,077

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
Information concerning principal geographic areas is set forth below. Net sales data reflects the manufacturing location and is for the years ended December 31. Net property data is as of December 31.

	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
	Net Sales	Net Property (1)	Net Sales	Net Property (1)	Net Sales	Net Property (1)
	(in millions)
United States (2)	$5,160	$675	$4,850	$583	$4,709	$507
Other North America	208	135	213	135	151	128
Europe, Middle East & Africa (3)	5,940	1,395	5,999	1,513	5,897	1,403
Asia Pacific (4)	3,552	732	3,171	602	2,500	470
South America	639	84	818	97	813	107
Total	$15,499	$3,021	$15,051	$2,930	$14,070	$2,615

(1)	Net property data represents property, plant and equipment, net of accumulated depreciation.

(2)
Includes net sales and machinery, equipment and tooling that relate to the Company's maquiladora operations located in Mexico. These assets are utilized to produce products sold to customers located in the United States.

(3)
Includes Delphi’s country of domicile, Jersey, and the country of Delphi’s principal executive offices, the United Kingdom. The Company had no sales in Jersey in any period. The Company had net sales of $892 million, $727 million, and $726 million in the United Kingdom for the years ended December 31, 2014, 2013 and 2012, respectively. The Company had net property in the United Kingdom of $231 million, $229 million, and $191 million as of December 31, 2014, 2013 and 2012, respectively. The largest portion of net sales in the Europe, Middle East & Africa region was $892 million in the United Kingdom, $1,076 million in Germany and $1,125 million in France for the years ended December 31, 2014, 2013 and 2012, respectively.

(4)	Net sales and net property in Asia Pacific are primarily attributable to China.